Exhibit 99.1

World Omni Auto Receivables Trust 2025-A

Monthly Servicer Certificate

April 30, 2026

Dates Covered
Collections Period	04/01/26 - 04/30/26
Interest Accrual Period	04/15/26 - 05/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/26	678,979,362.88	29,063
Yield Supplement Overcollateralization Amount 03/31/26	36,166,625.86	0
Receivables Balance 03/31/26	715,145,988.74	29,063
Principal Payments	30,808,728.71	1,350
Defaulted Receivables	1,967,010.51	61
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/26	33,970,213.87	0
Pool Balance at 04/30/26	648,400,035.65	27,652

Pool Statistics	$ Amount	# of Accounts
Pool Factor	52.26%
Prepayment ABS Speed	1.76%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	9,351,477.84	323
Past Due 61-90 days	3,185,553.44	104
Past Due 91-120 days	855,570.94	29
Past Due 121+ days	0.00	0
Total	13,392,602.22	456

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.96%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	1,419,523.53
Aggregate Net Losses/(Gains) - April 2026	547,486.98
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.92%
Prior Net Losses/(Gains) Ratio	1.19%
Second Prior Net Losses/(Gains) Ratio	1.24%
Third Prior Net Losses/(Gains) Ratio	1.15%
Four Month Average	1.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.71%

Overcollateralization Target Amount	6,126,808.54
Actual Overcollateralization	6,126,808.54
Weighted Average Contract Rate	6.66%
Weighted Average Contract Rate, Yield Adjusted	9.49%
Weighted Average Remaining Term	48.39

Flow of Funds	$ Amount
Collections	36,153,259.51
Investment Earnings on Cash Accounts	12,387.78
Servicing Fee	(595,954.99)
Transfer to Collection Account	-
Available Funds	35,569,692.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,410,417.64
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	6,072,518.69
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,126,808.54
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,345,142.93

Total Distributions of Available Funds	35,569,692.30

Servicing Fee	595,954.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 04/15/26	672,852,554.34
Principal Paid	30,579,327.23
Note Balance @ 05/15/26	642,273,227.11

Class A-1
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2a
Note Balance @ 04/15/26	80,179,662.75
Principal Paid	22,565,876.70
Note Balance @ 05/15/26	57,613,786.05
Note Factor @ 05/15/26	18.5994919%

Class A-2b
Note Balance @ 04/15/26	28,472,891.59
Principal Paid	8,013,450.53
Note Balance @ 05/15/26	20,459,441.06
Note Factor @ 05/15/26	18.5994919%

Class A-3
Note Balance @ 04/15/26	419,760,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	419,760,000.00
Note Factor @ 05/15/26	100.0000000%

Class A-4
Note Balance @ 04/15/26	89,300,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	89,300,000.00
Note Factor @ 05/15/26	100.0000000%

Class B
Note Balance @ 04/15/26	36,760,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	36,760,000.00
Note Factor @ 05/15/26	100.0000000%

Class C
Note Balance @ 04/15/26	18,380,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	18,380,000.00
Note Factor @ 05/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,645,222.14
Total Principal Paid	30,579,327.23
Total Paid	33,224,549.37

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	300,005.57
Principal Paid	22,565,876.70
Total Paid to A-2a Holders	22,865,882.27

Class A-2b
SOFR Rate	3.63980%
Coupon	3.96980%
Interest Paid	94,193.07
Principal Paid	8,013,450.53
Total Paid to A-2b Holders	8,107,643.60

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1587306
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.9553823
Total Distribution Amount	27.1141129

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.9685097
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	72.8495503
Total A-2a Distribution Amount	73.8180600

A-2b Interest Distribution Amount	0.8563006
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	72.8495503
Total A-2b Distribution Amount	73.7058509

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	198.58
Noteholders' Third Priority Principal Distributable Amount	601.06
Noteholders' Principal Distributable Amount	200.36

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/26	3,063,404.27
Investment Earnings	8,813.80
Investment Earnings Paid	(8,813.80)
Deposit/(Withdrawal)	-
Balance as of 05/15/26	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27